Share capital (Details Narrative) - USD ($)	Mar. 07, 2024	Jun. 20, 2023	Apr. 19, 2023	Mar. 09, 2023	Dec. 31, 2025	Apr. 01, 2025	Oct. 19, 2023	Jun. 13, 2023
K P Loans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Issued					0.029		36,000,000
Share Price					$ 36,000,000
Receivables, Fair Value Disclosure					$ 1,027,500
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Issued	3,000,000	20,000,000	2,500,000	5,000,000		10,000,000	50,000,000	5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.002
Interest Expense, Other	$ 6,000	$ 744,655
Additional Paid in Capital, Common Stock								$ 189,968
Option Contract Indexed to Equity, Settlement, Share, Fair Value Per Share			$ 0.05	$ 0.05
Fair Value Hedges, Net			$ 125,000	$ 250,000
Accounts Payable, Other, Current			72,000	111,000
Litigation Settlement, Loss				$ 139,000
Prepayment Fees on Advances, Net			$ 53,000
Sale of Stock, Price Per Share		$ 0.037						$ 0.015
Common Stock [Member] | Four Individuals Pursuant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Issued				12,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.002
Interest Expense, Other				$ 24,000
Additional Paid in Capital, Common Stock				$ 1,463,321
Common Stock [Member] | Four Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Issued				12,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.002
Interest Expense, Other				$ 24,000
Accounts Payable, Other, Current								$ 75,000